Income and other taxes	12 Months Ended
Dec. 31, 2022
Income Taxes [Abstract]
Income and other taxes	Income and other taxes:
a) Income tax (expense) recovery:

For the years ended December 31	2022	2021
Current tax (expense) recovery:
Current period before undernoted items	$(127,254)	$(115,629)
Adjustments to prior years	(324)	(138)
	(127,578)	(115,767)
Deferred tax recovery (expense):
Origination and reversal of temporary differences	9,589	4,360
Adjustments to prior years	(400)	(235)
Changes in tax rates	(23)	3,630
Impact of foreign exchange and other	(1,447)	(2,415)
	7,719	5,340
Total income tax (expense) recovery	$(119,859)	$(110,427)

b) Reconciliation of the effective tax rate:
The Company operates in several tax jurisdictions and therefore its income is subject to various rates of taxation. Income tax expense differs from the amounts that would be obtained by applying the Canadian statutory income tax rate to net income before income taxes as follows:

For the years ended December 31	2022	2021
Income (loss) before income taxes	$582,147	$666,338
Deduct earnings of associate	(76,938)	(97,743)
	505,209	568,595
Canadian statutory tax rate	24.5%	24.5%
Income tax recovery (expense) calculated at Canadian statutory tax rate	(123,776)	(139,306)
Decrease (increase) in income tax expense resulting from:
Impact of income and losses taxed in foreign jurisdictions	1,346	(24,313)
Utilization of unrecognized loss carryforwards and temporary differences	7,077	7,008
Impact of tax rate changes and tax settlements	(23)	43,515
Impact of foreign exchange	3,783	(3,198)
Other business taxes	(11,065)	(3,691)
Impact of items (expenses) not taxable (deductible) for tax purposes	3,624	8,377
Adjustments to prior years	(724)	(373)
Other	(101)	1,554
Total income tax (expense) recovery	$(119,859)	$(110,427)
c) Net deferred income tax assets and liabilities:
(i) The tax effect of temporary differences that give rise to deferred income tax liabilities and deferred income tax assets is as follows:

As at		Dec 31, 2022			Dec 31, 2021
	Net	Deferred tax assets	Deferred tax liabilities	Net	Deferred tax assets	Deferred tax liabilities
Property, plant and equipment (owned)	$(403,505)	$(230,756)	$(172,749)	$(427,001)	$(253,108)	$(173,893)
Right-of-use assets	(33,477)	(26,486)	(6,991)	(35,571)	(28,047)	(7,524)
Repatriation taxes	(106,989)	—	(106,989)	(106,339)	—	(106,339)
Other	(78,305)	(60,850)	(17,455)	(13,467)	(270)	(13,197)
	(622,276)	(318,092)	(304,184)	(582,378)	(281,425)	(300,953)
Non-capital loss carryforwards	353,986	322,608	31,378	370,642	329,405	41,237
Lease obligations	46,438	35,957	10,481	48,481	37,153	11,328
Share-based compensation	17,068	2,096	14,972	14,063	1,832	12,231
Other	24,141	3,784	20,357	34,656	11,204	23,452
	441,633	364,445	77,188	467,842	379,594	88,248
Net deferred income tax assets (liabilities)	$(180,643)	$46,353	$(226,996)	$(114,536)	$98,169	$(212,705)
As at December 31, 2022, deferred income tax assets have been recognized in respect of non-capital loss carryforwards generated in the United States. These loss carryforwards expire as follows:

	Dec 31 2022
	Gross amount	Tax effect
Expire
Losses generated in 2015 (expires 2035)	$280,549	$64,526
Losses generated in 2016 (expires 2036)	432,581	99,494
Losses generated in 2017 (expires 2037)	234,941	54,036
	948,071	218,056
No expiry
Losses generated in 2019	255,244	58,706
Losses generated in 2020	111,894	25,736
Total non-capital loss carryforwards	$1,315,209	$302,498

Losses generated in the United States on or after January 1, 2018 may be carried forward indefinitely against future taxable income. Tax losses generated before December 31, 2017 may be carried forward for a 20 year period.
As at December 31, 2022 the Company had $231.0 million (2021 - $262.0 million) of deductible temporary differences in the United States that have not been recognized.
As at December 31, 2022, deferred income tax assets have been recognized in respect of non-capital loss carryforwards generated in Trinidad. The loss carryforwards total $69.8 million (2021 - $59.8 million), which result in a deferred income tax asset of $24.4 million (2021 - $20.9 million). The losses generated in Trinidad may be carried forward indefinitely against future taxable income.
As at December 31, 2022, deferred income tax assets have been recognized in respect of non-capital loss carryforwards generated in New Zealand. The loss carryforwards total $6.5 million (2021 - nil), which result in a deferred income tax asset of $1.8 million (2021 - nil). The losses generated in New Zealand may be carried forward indefinitely against future taxable income.
As at December 31, 2022, deferred income tax assets have been recognized in respect of non-capital loss carryforwards generated in Canada. The loss carryforwards total $120.8 million (2021 - $167.8 million), which result in a deferred income tax asset of $29.6 million (2021 - $41.0 million). The losses were generated in 2020 and can be carried forward 20 years against future taxable income.
(ii) Analysis of the change in deferred income tax assets and liabilities:

		2022			2021
	Net	Deferred tax assets	Deferred tax liabilities	Net	Deferred tax assets	Deferred tax liabilities
Balance, January 1	$(114,536)	$98,169	$(212,705)	$(75,868)	$137,524	$(213,392)
Deferred income tax recovery included in net income	7,719	22,578	(14,859)	5,340	(592)	5,932
Deferred income tax recovery (expense) included in other comprehensive income	(72,440)	(74,394)	1,954	(42,919)	(38,763)	(4,156)
Other	(1,386)	—	(1,386)	(1,089)	—	(1,089)
Balance, December 31	$(180,643)	$46,353	$(226,996)	$(114,536)	$98,169	$(212,705)